Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

18.	Commitments and Contingencies

The Group’s agreements with platforms and agencies typically obligate the Group to provide indemnity and defense for losses resulting from claims of intellectual property infringement, damages to property or persons, business losses, or other liabilities. No material demands have been made upon the Group to provide indemnification under such agreements and there are no claims that the Group is aware that could have a material effect on the Group’s financial statements.